LIFEGOAL HOME DOWN PAYMENT INVESTMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 15.4%
	ASSET MANAGEMENT - 0.7%
102	Blackstone, Inc.	$ 8,735

	CHEMICALS - 0.4%
24	Sherwin-Williams Company	5,467

	CONSTRUCTION MATERIALS – 1.0%
114	Owens Corning	12,122

	ELECTRICAL EQUIPMENT - 0.3%
102	Carrier Global Corporation	4,172

	FORESTRY, PAPER & WOOD PRODUCTS - 0.7%
168	Trex Company, Inc.(a)	8,627

	HOME & OFFICE PRODUCTS - 0.2%
24	Whirlpool Corporation	3,103

	HOME CONSTRUCTION - 4.2%
102	DR Horton, Inc.	10,898
126	Lennar Corporation, Class B	11,913
156	Masco Corporation	7,538
162	PulteGroup, Inc.	10,705
180	Toll Brothers, Inc.	12,185
		53,239
	MACHINERY - 0.2%
36	Stanley Black & Decker, Inc.	2,699

	METALS & MINING - 1.8%
570	Newmont Corporation	23,113

	OIL & GAS PRODUCERS - 1.6%
84	Chevron Corporation	12,652
186	Enterprise Products Partners, L.P.	4,711

LIFEGOAL HOME DOWN PAYMENT INVESTMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 15.4% (Continued)
	OIL & GAS PRODUCERS - 1.6% (Continued)
60	Magellan Midstream Partners, L.P.	$ 3,613
		20,976
	RETAIL - CONSUMER STAPLES - 0.8%
72	Walmart, Inc.	10,575

	RETAIL - DISCRETIONARY - 2.9%
60	Floor & Decor Holdings, Inc., Class A(a)	5,479
48	Home Depot, Inc.	13,605
66	Lowe's Companies, Inc.	13,275
36	Williams-Sonoma, Inc.	4,086
		36,445
	TRANSPORTATION & LOGISTICS - 0.6%
78	CH Robinson Worldwide, Inc.	7,374

	TOTAL COMMON STOCKS (Cost $217,019)	196,647

	EXCHANGE-TRADED FUNDS — 83.7%
	COMMODITY - 3.8%
498	abrdn Bloomberg All Commodity Strategy K-1 Free	9,661
2,028	Graniteshares Gold Trust(a)	39,404
		49,065
	EQUITY - 17.5%
1,284	iShares Core Dividend Growth ETF	63,031
390	iShares Core US REIT ETF	19,196
564	iShares Emerging Markets Equity Factor	22,724
60	iShares ESG MSCI EM Leaders ETF	2,605
792	iShares International Dividend Growth ETF	47,742
654	iShares MSCI USA Small-Cap Min Vol Factor ETF	21,660
132	Materials Select Sector SPDR Fund	9,903
360	Utilities Select Sector SPDR Fund	23,375
354	Vanguard Global ex-U.S. Real Estate ETF	13,923
		224,159

LIFEGOAL HOME DOWN PAYMENT INVESTMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 83.7% (Continued)
	FIXED INCOME - 62.4%
366	iShares ESG Aware USD Corporate Bond ETF	$ 8,305
1,938	iShares MBS ETF	182,133
3,006	Schwab US TIPS ETF	158,446
2,004	Vanguard Emerging Markets Government Bond ETF	122,484
2,748	Vanguard Intermediate-Term Corporate Bond ETF	217,834
1,286	Vanguard Intermediate-Term Treasury ETF	76,530
438	Vanguard Long-Term Corporate Bond ETF	33,897
		799,629

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,117,156)	1,072,853

	TOTAL INVESTMENTS - 99.1% (Cost $1,334,175)	$ 1,269,500
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	11,791
	NET ASSETS - 100.0%	$ 1,281,291

ETF	- Exchange-Traded Fund
LP	- Limited Partnership
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

LIFEGOAL CONSERVATIVE WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 17.1%
	AEROSPACE & DEFENSE - 0.4%
63	Boeing Company(a)	$ 12,959

	ASSET MANAGEMENT - 1.5%
15	BlackRock, Inc.	9,863
287	Blackstone, Inc.	24,578
282	Charles Schwab Corporation	14,859
		49,300
	AUTOMOTIVE - 0.5%
1,215	Ford Motor Company	14,580
105	General Motors Company	3,403
		17,983
	BANKING - 0.3%
60	JPMorgan Chase & Company	8,143

	BIOTECH & PHARMA - 1.6%
60	Bristol-Myers Squibb Company	3,866
121	Gilead Sciences, Inc.	9,310
101	Johnson & Johnson	15,662
135	Merck & Company, Inc.	14,905
237	Pfizer, Inc.	9,011
		52,754
	CABLE & SATELLITE - 0.1%
120	Comcast Corporation, Class A	4,722

	CHEMICALS - 0.1%
51	International Flavors & Fragrances, Inc.	3,942

	ELECTRIC UTILITIES - 0.6%
146	Dominion Energy, Inc.	7,341
153	Southern Company	10,672
		18,013
	ENTERTAINMENT CONTENT - 0.3%
118	Walt Disney Company(a)	10,379

LIFEGOAL CONSERVATIVE WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 17.1% (Continued)
	FOOD - 0.2%
135	Tyson Foods, Inc., Class A	$ 6,836

	HEALTH CARE FACILITIES & SERVICES - 0.5%
122	CVS Health Corporation	8,300
72	Quest Diagnostics, Inc.	9,550
		17,850
	HOUSEHOLD PRODUCTS - 0.2%
90	Colgate-Palmolive Company	6,694

	LEISURE FACILITIES & SERVICES - 0.4%
120	Starbucks Corporation	11,717

	MEDICAL EQUIPMENT & DEVICES - 0.4%
327	Baxter International, Inc.	13,315

	METALS & MINING - 2.5%
1,748	Newmont Corporation	70,881
90	Royal Gold, Inc.	11,146
		82,027
	OIL & GAS PRODUCERS - 2.1%
385	Chevron Corporation	57,989
456	Enterprise Products Partners, L.P.	11,550
		69,539
	RETAIL - CONSUMER STAPLES - 1.6%
390	Kroger Company	17,679
60	Target Corporation	7,856
277	Walgreens Boots Alliance, Inc.	8,412
124	Walmart, Inc.	18,212
		52,159
	SEMICONDUCTORS - 0.2%
45	Texas Instruments, Inc.	7,825

LIFEGOAL CONSERVATIVE WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 17.1% (Continued)
	SOFTWARE - 0.3%
90	Oracle Corporation	$ 9,535

	SPECIALTY FINANCE - 0.8%
255	Capital One Financial Corporation	26,574

	TECHNOLOGY HARDWARE - 0.5%
120	Cisco Systems, Inc.	5,960
334	Corning, Inc.	10,290
		16,250
	TELECOMMUNICATIONS - 0.7%
630	Verizon Communications, Inc.	22,447

	TRANSPORTATION & LOGISTICS - 1.3%
120	CH Robinson Worldwide, Inc.	11,345
15	FedEx Corporation	3,270
110	Norfolk Southern Corporation	22,899
34	Union Pacific Corporation	6,546
		44,060

	TOTAL COMMON STOCKS (Cost $591,510)	565,023

	EXCHANGE-TRADED FUNDS — 82.0%
	COMMODITY - 3.2%
682	abrdn Bloomberg All Commodity Strategy K-1 Free	13,231
4,793	Graniteshares Gold Trust(a)	93,128
		106,359
	EQUITY - 7.1%
496	iShares Core US REIT ETF	24,413
883	iShares Emerging Markets Equity Factor	35,576
2,248	iShares International Dividend Growth ETF	135,509
938	Vanguard Global ex-U.S. Real Estate ETF	36,892
		232,390

LIFEGOAL CONSERVATIVE WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 82.0% (Continued)
	FIXED INCOME - 71.7%
4,737	iShares MBS ETF	$ 445,182
6,945	Schwab US TIPS ETF	366,071
3,771	SPDR Portfolio High Yield Bond ETF	84,961
5,443	Vanguard Emerging Markets Government Bond ETF	332,676
4,980	Vanguard Intermediate-Term Corporate Bond ETF	394,765
6,990	Vanguard Intermediate-Term Treasury ETF	415,975
4,140	Vanguard Long-Term Corporate Bond ETF	320,395
		2,360,025

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,770,818)	2,698,774

	TOTAL INVESTMENTS - 99.1% (Cost $3,362,328)	$ 3,263,797
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	28,602
	NET ASSETS - 100.0%	$ 3,292,399

ETF	- Exchange-Traded Fund
LP	- Limited Partnership
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

LIFEGOAL WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 28.4%
	AEROSPACE & DEFENSE - 0.6%
245	Boeing Company(a)	$ 50,397

	APPAREL & TEXTILE PRODUCTS - 0.4%
329	NIKE, Inc., Class B	34,631

	ASSET MANAGEMENT - 2.5%
76	BlackRock, Inc.	49,974
1,087	Blackstone, Inc.	93,090
950	Charles Schwab Corporation	50,055
		193,119
	AUTOMOTIVE - 1.2%
4,515	Ford Motor Company	54,179
1,099	General Motors Company	35,619
		89,798
	BIOTECH & PHARMA - 2.1%
171	Bristol-Myers Squibb Company	11,019
535	Gilead Sciences, Inc.	41,163
315	Johnson & Johnson	48,844
1,606	Pfizer, Inc.	61,060
		162,086
	CHEMICALS - 0.3%
348	International Flavors & Fragrances, Inc.	26,897

	ELECTRIC UTILITIES - 0.7%
464	Dominion Energy, Inc.	23,330
408	Southern Company	28,458
		51,788
	ENTERTAINMENT CONTENT - 0.5%
423	Walt Disney Company(a)	37,207

	FOOD - 0.7%
1,142	Tyson Foods, Inc., Class A	57,831

LIFEGOAL WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 28.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.8%
913	CVS Health Corporation	$ 62,112
55	Elevance Health, Inc.	24,630
62	Humana, Inc.	31,116
145	Quest Diagnostics, Inc.	19,234
		137,092
	INSURANCE - 0.7%
147	Chubb Ltd.	27,313
168	Travelers Companies, Inc.	28,432
		55,745
	INTERNET MEDIA & SERVICES - 1.2%
760	Alphabet, Inc., Class C(a)	93,761

	MEDICAL EQUIPMENT & DEVICES - 0.6%
1,181	Baxter International, Inc.	48,090

	METALS & MINING - 4.1%
5,459	Newmont Corporation	221,363
798	Royal Gold, Inc.	98,824
		320,187
	OIL & GAS PRODUCERS - 2.3%
764	Chevron Corporation	115,074
2,485	Enterprise Products Partners, L.P.	62,945
		178,019
	RETAIL - CONSUMER STAPLES - 2.4%
1,620	Kroger Company	73,434
234	Target Corporation	30,638
937	Walgreens Boots Alliance, Inc.	28,457
363	Walmart, Inc.	53,314
		185,843
	RETAIL - DISCRETIONARY - 0.9%
105	Home Depot, Inc.	29,762
190	Lowe's Companies, Inc.	38,215
		67,977

LIFEGOAL WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 28.4% (Continued)
	SOFTWARE - 0.6%
444	Oracle Corporation	$ 47,037

	SPECIALTY FINANCE - 0.8%
617	Capital One Financial Corporation	64,298

	TECHNOLOGY HARDWARE - 1.1%
1,029	Cisco Systems, Inc.	51,111
1,140	Corning, Inc.	35,123
		86,234
	TELECOMMUNICATIONS - 1.0%
2,247	Verizon Communications, Inc.	80,061

	TRANSPORTATION & LOGISTICS - 1.9%
548	CH Robinson Worldwide, Inc.	51,808
266	Norfolk Southern Corporation	55,375
200	Union Pacific Corporation	38,504
		145,687

	TOTAL COMMON STOCKS (Cost $2,305,681)	2,213,785

	EXCHANGE-TRADED FUNDS — 71.1%
	COMMODITY - 2.5%
1,896	abrdn Bloomberg All Commodity Strategy K-1 Free	36,782
8,322	Graniteshares Gold Trust(a)	161,697
		198,479
	EQUITY - 28.3%
13,083	iShares Core Dividend Growth ETF	642,245
3,469	iShares Core US REIT ETF	170,744
10,396	iShares Emerging Markets Equity Factor	418,855
9,763	iShares International Dividend Growth ETF	588,514
1,923	JPMorgan BetaBuilders MSCI US REIT ETF	156,090
1,408	Utilities Select Sector SPDR Fund	91,421

LIFEGOAL WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 71.1% (Continued)
	EQUITY - 28.3% (Continued)
3,664	Vanguard Global ex-U.S. Real Estate ETF	$ 144,105
		2,211,974
	FIXED INCOME - 40.3%
5,093	iShares MBS ETF	478,640
10,701	Schwab US TIPS ETF	564,050
13,175	Vanguard Emerging Markets Government Bond ETF	805,256
3,405	Vanguard Intermediate-Term Corporate Bond ETF	269,914
13,236	Vanguard Long-Term Corporate Bond ETF	1,024,334
		3,142,194

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,629,822)	5,552,647

	TOTAL INVESTMENTS - 99.5% (Cost $7,935,503)	$ 7,766,432
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	39,826
	NET ASSETS - 100.0%	$ 7,806,258

ETF	- Exchange-Traded Fund
LP	- Limited Partnership
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.